Schedule of marketable securities (Details) - BRL (R$) R$ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	[1]		R$ 13,338	R$ 42,029
Financial assets at fair value through profit or loss			362,293	329,202
[custom:AmortizedCost-0]			794,268	658,735
Current financial assets			346,855	314,158
Non-current financial assets	[2]		447,413	344,577
Stocks [Member] | Financial assets available-for-sale, category [member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	[1]	USD
Stocks [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	[1]	HKD
Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss			R$ 324,771	312,515
Financial Treasury Bills [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
Marketable securities currency		R$
WAM	[3]		2 years 9 months 14 days
Financial treasury bills interest rate	[4]		9.10%
Investment Funds F I D C B R F [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss			R$ 15,438	15,044
Investment Funds F I D C B R F [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
Marketable securities currency			R$
WAM	[3]		1 year 11 months 15 days
Other [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss			R$ 22,084	1,643
Other [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
Marketable securities currency			R$
WAM	[3]		6 months 18 days
Sovereign Bonds And Others [Member]
IfrsStatementLineItems [Line Items]
[custom:AmortizedCost-0]	[5]		R$ 418,637	R$ 287,504
Sovereign Bonds And Others [Member] | Held-to-maturity investments, category [member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	[5]		AOA
WAM	[3],[5]		1 year 3 months 29 days
Financial treasury bills interest rate	[4],[5]		3.99%

[1]	It’s comprised of Aleph Farms Ltd. stocks on December 31, 2021 and Cofco Meats stocks on December 31, 2020.
[2]	Maturity until December of 2023.
[3]	Weighted average maturity in years.
[4]	Weighted average annual rate.
[5]	It’s comprised of private securities and sovereign securities of the Angola Government and are presented net of expected credit losses in the amount of R$18,630 (R$9,894 on December 31, 2020).